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THIS FILING LISTS SECURITIES HOLDINGS REPORTD ON THE FORM 13F FILED ON MAY 15,
2008  PURSUANT  TO  A  REQUEST  FOR  CONFIDENTIAL   TREATMENT  AND  FOR  WHICH
CONFIDENTIAL TREATMENT EXPIRED ON MAY 27, 2008.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       March 31, 2008
                                                -------------------------

Check here if Amendment [X];  Amendment Number:  1
  This Amendment (Check only one.):    [_] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GENERAL ATLANTIC LLC
         --------------------------------------
Address:     3 Pickwick Plaza
         --------------------------------------
             Greenwich, CT 06830
         --------------------------------------

Form 13F File Number:    028-03473
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
         --------------------------------------
Title:       Chief Financial Officer
         --------------------------------------
Phone:       (203) 629-8600
         --------------------------------------

Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy               Greenwich, CT            May 27, 2008
----------------------------    ------------------------     -----------------
        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                                ------------------

Form 13F Information Table Entry Total:             1
                                                ------------------

Form 13F Information Table Value Total:             $9,526
                                                ------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NONE





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
                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   --------------------   ----------  --------  ---------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION  MANAGERS   SOLE        SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------
GEVITY HR INC         COM        374393106    9,526     1,100,000  SH              SOLE              1,100,000       0         O
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






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